Company financial information - Additional information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
IFRS profit/(loss) reconciliation:
Profit/(loss) for the year	€ 54	$ 63	€ (67)	$ (74)	€ (140)	$ (157)
IFRS equity reconciliation:
Equity attributable to owners of parent	(1,148)		(2,070)		(1,982)		$ (1,375)	$ (2,182)	$ (2,158)	$ (2,128)
Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year	148		268		1
IFRS equity reconciliation:
Equity attributable to owners of parent	1,812		837
Reportable Legal Entities | Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year	148		268		1
IFRS equity reconciliation:
Equity attributable to owners of parent	1,812		837		402
Consolidation Adjustments
IFRS profit/(loss) reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(94)		(335)		(141)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	€ (2,960)		€ (2,907)		€ (2,384)